Interest Expense (Net) - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest costs [abstract]
Weighted average rate for capitalization of interest relating to general borrowings	4.30%	4.40%	6.30%